UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           May 15, 2009
-----------------              ------------------           ------------
   [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $169,501 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
        ---     ----------------        ----
         1.     028-10402               Balyasny Asset Management L.P.


                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 3/31/09

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------        ----------     ----------  ---------- ---------

                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS SOLE  SHARED   NONE
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- ----- ------  -----
AETNA INC NEW                COM               00817Y108       24          969 SH  -    SHARED-OTHER  1              -       969 0
AETNA INC NEW                COM               00817Y108      706       29,031 SH  -    SOLE                    29,031         - 0
AMERICAN COMMERCIAL LINES    COM NEW           025195207        2          720 SH  -    SHARED-OTHER  1              -       720 0
AMERICAN COMMERCIAL LINES    COM NEW           025195207       22        6,873 SH  -    SOLE                     6,873         - 0
BARRETT BILL CORP            NOTE 5.000% 3/1   06846NAA2       94      119,000 PRN -    SHARED-OTHER  1              -   119,000 0
BARRETT BILL CORP            NOTE 5.000% 3/1   06846NAA2    3,059    3,881,000 PRN -    SOLE                 3,881,000         - 0
CAPITALSOURCE INC            COM               14055X102        4        3,506 SH  -    SHARED-OTHER  1              -     3,506 0
CAPITALSOURCE INC            COM               14055X102      155      126,898 SH  -    SOLE                   126,898         - 0
CAPITALSOURCE INC            DBCV 4.000% 7/1   14055XAE2      592    1,061,000 PRN -    SHARED-OTHER  1              - 1,061,000 0
CAPITALSOURCE INC            DBCV 4.000% 7/1   14055XAE2   18,094   32,439,000 PRN -    SOLE                32,439,000         - 0
CARDERO RES CORP             COM               14140U105      333      282,270 SH  -    SHARED-OTHER  1              -   282,270 0
CARDERO RES CORP             COM               14140U105    9,491    8,043,074 SH  -    SOLE                 8,043,074         - 0
CENTURY ALUM CO              NOTE 1.750% 8/0   156431AE8      200      450,000 PRN -    SHARED-OTHER  1              -   450,000 0
CENTURY ALUM CO              NOTE 1.750% 8/0   156431AE8    5,781   12,992,000 PRN -    SOLE                12,992,000         - 0
EBIX INC                     COM NEW           278715206      657       26,421 SH  -    SHARED-OTHER  1              -    26,421 0
EBIX INC                     COM NEW           278715206   21,997      885,191 SH  -    SOLE                   885,191         - 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6        4        6,000 PRN -    SHARED-OTHER  1              -     6,000 0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6    5,115    8,325,000 PRN -    SOLE                 8,325,000         - 0
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1   292659AA7      252      451,000 PRN -    SHARED-OTHER  1              -   451,000 0
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1   292659AA7    7,644   13,674,000 PRN -    SOLE                13,674,000         - 0
EVERCORE PARTNERS INC        CLASS A           29977A105       52        3,337 SH  -    SHARED-OTHER  1              -     3,337 0
EVERCORE PARTNERS INC        CLASS A           29977A105    1,772      114,701 SH  -    SOLE                   114,701         - 0
FACET BIOTECH CORP           SHS               30303Q103       62        6,506 SH  -    SHARED-OTHER  1              -     6,506 0
FACET BIOTECH CORP           SHS               30303Q103    1,991      209,570 SH  -    SOLE                   209,570         - 0
GULFPORT ENERGY CORP         COM NEW           402635304      144       62,047 SH  -    SHARED-OTHER  1              -    62,047 0
GULFPORT ENERGY CORP         COM NEW           402635304    5,807    2,503,027 SH  -    SOLE                 2,503,027         - 0
HOLOGIC INC                  FRNT 2.000%12/1   436440AA9      138      212,000 PRN -    SHARED-OTHER  1              -   212,000 0
HOLOGIC INC                  FRNT 2.000%12/1   436440AA9    4,412    6,788,000 PRN -    SOLE                 6,788,000         - 0
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3   451055AB3      234      359,000 PRN -    SHARED-OTHER  1              -   359,000 0
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3   451055AB3    9,880   15,141,000 PRN -    SOLE                15,141,000         - 0
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1   460690AZ3      143      202,000 PRN -    SHARED-OTHER  1              -   202,000 0
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1   460690AZ3    4,322    6,088,000 PRN -    SOLE                 6,088,000         - 0
JOHNSON CTLS INC             NOTE 6.500% 9/3   478366AS6      124       98,000 PRN -    SHARED-OTHER  1              -    98,000 0
JOHNSON CTLS INC             NOTE 6.500% 9/3   478366AS6    3,675    2,902,000 PRN -    SOLE                 2,902,000         - 0
LEE ENTERPRISES INC          COM               523768959        0          200 SH  PUT  SHARED-OTHER  1              -       200 0
LEE ENTERPRISES INC          COM               523768959        3        9,800 SH  PUT  SOLE                     9,800         - 0
NCI BUILDING SYS INC         COM               628852955       18        8,200 SH  PUT  SHARED-OTHER  1              -     8,200 0
NCI BUILDING SYS INC         COM               628852955      570      256,800 SH  PUT  SOLE                   256,800         - 0
NCI BUILDING SYS INC         NOTE 2.125%11/1   628852AG0      283      506,000 PRN -    SHARED-OTHER  1              -   506,000 0
NCI BUILDING SYS INC         NOTE 2.125%11/1   628852AG0    8,219   14,677,000 PRN -    SOLE                14,677,000         - 0
NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1      285      416,000 PRN -    SHARED-OTHER  1              -   416,000 0
NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1   10,143   14,793,000 PRN -    SOLE                14,793,000         - 0
RTI INTL METALS INC          COM               74973W107      564       48,175 SH  -    SHARED-OTHER  1              -    48,175 0
RTI INTL METALS INC          COM               74973W107   16,304    1,393,479 SH  -    SOLE                 1,393,479         - 0
SCHOOL SPECIALTY INC         SDCV 3.750%11/3   807863AL9       44       67,000 PRN -    SHARED-OTHER  1              -    67,000 0
SCHOOL SPECIALTY INC         SDCV 3.750%11/3   807863AL9    1,271    1,933,000 PRN -    SOLE                 1,933,000         - 0
SEQUENOM INC                 COM NEW           817337405       41        2,870 SH  -    SHARED-OTHER  1              -     2,870 0
SEQUENOM INC                 COM NEW           817337405    1,497      105,291 SH  -    SOLE                   105,291         - 0
SUNPOWER CORP                DBCV 0.750% 8/0   867652AB5      435      531,000 PRN -    SHARED-OTHER  1              -   531,000 0
SUNPOWER CORP                DBCV 0.750% 8/0   867652AB5   13,894   16,944,000 PRN -    SOLE                16,944,000         - 0
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS     Y8564M105       68        4,053 SH  -    SOLE                     4,053         - 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J101      357       31,239 SH  -    SHARED-OTHER  1              -    31,239 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J101    8,133      711,551 SH  -    SOLE                   711,551         - 0
TITAN INTL INC ILL           COM               88830M102       11        2,238 SH  -    SHARED-OTHER  1              -     2,238 0
TITAN INTL INC ILL           COM               88830M102      379       75,336 SH  -    SOLE                    75,336         - 0


